Finance Income and Finance Charge - Summary of Finance Income (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Material income and expense [abstract]
Bank interest earned	£ 306,831	£ 826,855	£ 374,906